May 01, 2020
AMG FUNDS
AMG Managers Skyline Special Equities Fund
Supplement dated December 4, 2020 to the Prospectus, dated May 1, 2020
The following information supplements and supersedes any information to the contrary relating to AMG Managers Skyline Special Equities Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on December 3, 2020 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Skyline Asset Management, L.P. (“Skyline”), effective December 4, 2020 (the “Implementation Date”). The appointment of GW&K was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Skyline with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on December 4, 2020, or the approval of a new subadvisory agreement between AMGF and GW&K by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of GW&K as the subadviser to the Fund, a new subadvisory agreement between AMGF and GW&K (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by GW&K under the Interim Subadvisory Agreement approved by the Board is lower than the rate of compensation that Skyline would have received under the Former Subadvisory Agreement.
In connection with the hiring of GW&K, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Skyline Special Equities Fund to AMG GW&K Small Cap Value Fund, (ii) made changes to its investment objective, principal investment strategies and principal risks, and (iii) removed the Russell 2000® Index as the Fund’s secondary benchmark. Also in connection with the hiring of GW&K, effective as of the Implementation Date, (i) the management fee for the Fund was reduced from 0.73% to 0.70%, (ii) the Fund’s existing contractual expense limitation agreement with AMGF was replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF has agreed, through at least May 1, 2022, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances, and (iii) the amount of shareholder servicing fees Class I shares of the Fund are authorized to pay to financial intermediaries was decreased from 0.15% to 0.05%. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG GW&K Small Cap Value Fund. All references to Skyline shall be deleted and all references to the subadviser to the Fund shall refer to GW&K. All references to William F. Fiedler, Michael Maloney and Mark N. Odegard as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Jeffrey O. Whitney, CFA and Daniel L. Miller, CFA.
The section titled “Summary of the Fund – AMG Managers Skyline Special Equities Fund – Investment Objective” on page 3 is deleted and replaced with the following:
INVESTMENT OBJECTIVE
The investment objective of AMG GW&K Small Cap Value Fund (the “Fund”) is to seek to provide long-term capital appreciation.
The sections under “Summary of the Fund – AMG Managers Skyline Special Equities Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 3 are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses[1]	0.50%	0.30%	0.25%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	1.21%	1.01%	0.96%
Fee Waiver and Expense Reimbursements[3]	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	1.16%	0.96%	0.91%

[1]	Expense information has been restated to reflect current fees.
[2]
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

[3]
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2022, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2022. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$118	$374	$655	$1,456
Class I	$98	$311	$548	$1,227
Class Z	$93	$296	$521	$1,168
The section titled “Summary of the Fund – AMG Managers Skyline Special Equities Fund – Principal Investment Strategies” beginning on page 3 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. Small-capitalization companies are those with a market capitalization at the time of purchase of less than $5 billion or otherwise within the range of capitalizations of companies in the Russell 2000® Index, the S&P SmallCap 600 Index, or the Dow Jones U.S. Small-Cap Total Stock Market Index. As of May 8, 2020, the date of the latest reconstitution of the Russell 2000® Index (implemented by the Index June 26, 2020), the range of market capitalizations of the Russell 2000® Index was $94.8 million to $4.4 billion. As of October 31, 2020, the range of market capitalizations of the S&P SmallCap 600 Index was $40.99 million to $4.33 billion. As of October 31, 2020, the range of market capitalizations of the Dow Jones U.S. Small-Cap Total Stock Market Index was $40.99 million to $12.34 billion. These capitalization ranges will change over time. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-capitalization companies at any given time. The Fund may also invest in real estate investment trusts (“REITs”).
Through its fundamental research and proprietary screening, GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), seeks to identify well-managed, undervalued companies with improving fundamental and financial characteristics. GW&K seeks to assemble a portfolio of securities diversified as to companies and sectors.
The section titled “Summary of the Fund – AMG Managers Skyline Special Equities Fund – Principal Risks” on page 4 is revised to reflect that the Fund is subject to the following additional principal risk:
Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
Also with respect to the section titled “Summary of the Fund – AMG Managers Skyline Special Equities Fund – Principal Risks” on page 4, “Sector Risk” is deleted and replaced with the following:
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the financials sector may comprise a significant portion of the Fund’s portfolio. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.
Also with respect to the section titled “Summary of the Fund – AMG Managers Skyline Special Equities Fund – Principal Risks” on page 4, the principal risks shall appear in the following order: Market Risk; Small-Capitalization Stock Risk; Value Stock Risk; Management Risk; Liquidity Risk; Real Estate Industry Risk; and Sector Risk.
In the section titled “Summary of the Fund – AMG Managers Skyline Special Equities Fund – Performance” beginning on page 4, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of December 4, 2020, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K Small Cap Value Fund” and adopted its current investment strategies. The Fund’s performance information for periods prior to December 4, 2020 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect. Effective February 27, 2017, outstanding Class S shares of the Fund (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Class S shares on October 1, 2016) were renamed Class N shares.
The Average Annual Total Returns table in the section titled “Summary of the Fund – AMG Managers Skyline Special Equities Fund – Performance” beginning on page 4 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/19

AMG GW&K Small Cap Value Fund	1 Year	5 Years	10 Years	Since Inception[1]
Class N Return Before Taxes	28.64%	5.18%	11.58%	—
Class N Return After Taxes on Distributions	26.61%	3.55%	10.58%	—
Class N Return After Taxes on Distributions and Sale of Fund Shares	18.40%	3.78%	9.46%	—
Class I Return Before Taxes	28.86%	—	—	4.26%
Class Z Return Before Taxes	28.94%	—	—	4.33%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	22.39%	6.99%	10.56%	4.51%

[1]	Class I, Class Z and Index performance shown reflects performance since the inception date of the Fund’s Class I and Class Z shares on February 24, 2017.
AMG FUNDS
AMG Managers Skyline Special Equities Fund
Supplement dated December 4, 2020 to the Prospectus, dated May 1, 2020
The following information supplements and supersedes any information to the contrary relating to AMG Managers Skyline Special Equities Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus, dated as noted above.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective as of February 2, 2021, the Fund’s policy to, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities will be removed.